6. INTANGIBLE ASSETS, NET (Details) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Intangible assets, gross	$ 4,110,000	$ 4,110,000
Accumulated amortization	1,986,000	1,575,000
Intangible assets, net	2,124,000	2,535,000	$ 3,356,500
Vendor relationships
Intangible assets, gross	1,170,000	1,170,000
Accumulated amortization	565,500	448,000
Intangible assets, net	604,500	722,000
Trade name
Intangible assets, gross	230,000	230,000
Accumulated amortization	111,167	88,167
Intangible assets, net	118,833	141,833
Noncompete Agreement
Intangible assets, gross	2,710,000	2,710,000
Accumulated amortization	1,309,333	1,038,833
Intangible assets, net	$ 1,400,667	$ 1,671,167